Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities
Net earnings	$ 968	$ 883
Adjustments to reconcile net earnings to net cash from operating activities:
Depreciation	92	140
Amortization of intangible assets	135	179
Stock-based compensation	87	91
Acquired in-process research and development	0	150
Other	14	12
Changes in operating assets and liabilities, net of acquisitions:
Accounts and other receivables	57	221
Inventories	11	(7)
Prepaid expenses and other assets	29	(63)
Accounts payable and other liabilities	(206)	(12)
Cash flows from operating activities	1,187	1,594
Cash flows from investing activities
Acquisitions and investments, net of cash acquired	0	(671)
Acquisitions of property and equipment	(88)	(162)
Sales of investment securities	1,575	629
Cash flows from investing activities	1,487	(204)
Cash flows from financing activities
Net change in short-term borrowings	(601)
Dividends paid	(636)
Purchases of treasury stock	(97)
Proceeds from the exercise of stock options	91
Net transactions with Abbott Laboratories, excluding noncash items	(242)	(1,367)
Other, net	(97)	(9)
Cash flows from financing activities	(1,582)	(1,376)
Effect of exchange rate changes on cash and equivalents	(14)
Net increase in cash and equivalents	1,078	14
Cash and equivalents, beginning of period	5,901	27
Cash and equivalents, end of period	$ 6,979	$ 41